BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 29, 2017
Genesys
Schedule of consideration for the acquisitions

Genesys
Cash paid, net of cash acquired	$8,857,000
Other receivable for working capital adjustment	(604,000)
Issuance of common stock	2,228,000
Deferred purchase price, payable in 24 monthly installments	4,569,000
Total consideration	$15,050,000

Schedule of preliminary amounts for the acquired assets recorded at their estimated fair value as of the acquisition date

Genesys
Current assets	$14,952,000
Non-current assets	36,000
Cash	101,000
Property, plant and equipment	117,000
Liabilities	(12,643,000)
Customer relationships	3,260,000
Backlog	1,050,000
Tradename	1,690,000
Non-compete agreements	320,000
Goodwill	6,167,000
Net assets acquired	$15,050,000

Schedule of unaudited pro forma financial information

	Year Ended
	December 30,	January 1,
In thousands (except per share data)	2016	2016
Pro forma revenue	$222,914	$167,479

Pro forma income from operations	12,504	7,755
Pro forma net income	$8,907	$4,498

Earnings per share:
Basic	$1.08	$0.57
Diluted	$1.04	$0.55

Weighted average shares outstanding:
Basic	8,219	7,834
Diluted	8,565	8,113

Abacus and 360 Energy
Schedule of consideration for the acquisitions
	360 Energy	Abacus	Economists LLC	Total

Cash paid	$4,875,000	$3,136,000	$490,000	$8,501,000
Issuance of common stock	571,000	913,000	—	1,484,000
Issuance of notes payable	3,000,000	1,250,000	—	4,250,000
Contingent consideration	4,221,000	589,000	368,000	5,178,000
Total consideration	$12,667,000	$5,888,000	$858,000	$19,413,000

Schedule of preliminary amounts for the acquired assets recorded at their estimated fair value as of the acquisition date

	360 Energy	Abacus	Economists LLC	Total

Cash acquired	$—	$332,000	$—	$332,000
Property, plant and equipment	166,000	78,000	—	244,000
Liabilities	—	(512,000)	—	(512,000)
License to bid	—	308,000	—	308,000
Backlog	158,000	161,000	29,000	348,000
Tradename	669,000	323,000	57,000	1,049,000
Non-compete agreements	860,000	128,000	23,000	1,011,000
Other assets, net	41,000	495,000	—	536,000
Goodwill	10,773,000	4,575,000	749,000	16,097,000
Net assets acquired	$12,667,000	$5,888,000	$858,000	$19,413,000

Schedule of unaudited pro forma financial information

	Year Ended
	January 1,	January 2,
In thousands (except per share data)	2016	2015
Pro forma revenue	$135,576	$130,181

Pro forma income from operations	8,204	12,162
Pro forma net income	$4,759	$12,162

Earnings per share:
Basic	$0.61	$1.62
Diluted	$0.59	$1.57

Weighted average shares outstanding:
Basic	7,834	7,488
Diluted	8,113	7,739

Integral Analytics, Inc
Schedule of consideration for the acquisitions

Integral Analytics
Cash paid	$15,000,000
Other payable for working capital adjustment	113,000
Issuance of common stock	3,100,000
Contingent consideration	5,400,000
Total consideration	$23,613,000

Schedule of preliminary amounts for the acquired assets recorded at their estimated fair value as of the acquisition date

Integral Analytics
Current assets	$626,000
Non-current assets	2,000
Cash	397,000
Property, plant and equipment	5,000
Liabilities	(946,000)
Customer relationships	1,700,000
Tradename	1,040,000
Developed technology	2,760,000
In-process technology	1,650,000
Goodwill	16,379,000
Net assets acquired	$23,613,000

Schedule of unaudited pro forma financial information

	Year ended
	December 29,	December 30,
In thousands (except per share data)	2017	2016
Pro forma revenue	$275,622	$227,504

Pro forma income from operations	11,991	10,107
Pro forma net income	$10,345	$7,627

Earnings per share:
Basic	$1.21	$0.92
Diluted	$1.13	$0.88

Weighted average shares outstanding:
Basic	8,541	8,310
Diluted	9,155	8,656